Concentrations of Risk (Details) - Schedule of revenue and outstanding receivable	12 Months Ended
Dec. 31, 2022 USD ($)
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,816,652
Percentage of revenues	22.00%
Accounts receivable	$ 305,841
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 5,823,065
Percentage of revenues	19.00%
Accounts receivable	$ 432,858